Supplemental Cash Flow Information - Summary of Changes in liabilities arising from financing activities (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Changes in Liabilities Arising From Financing Activities [Abstract]
Beginning Balance	$ 13,215,601	$ 14,102,718	$ 14,102,718	$ 13,973,055	$ 78,285
New advances	3,233,250	2,151,212	10,664,916	8,726,766	16,539,700
Repayments of principal	(3,273,055)	(2,641,604)	(9,781,554)	(9,011,638)	(6,787,528)
Repayments of interest	(355,085)	(190,684)	(757,950)	(642,809)	(500,413)
Liability assumed					2,904,355
Liability related items
Assumption of loans in business combination				371,609	1,339,546
Forgiveness of PPP Loans			(1,835,237)	(124,507)
Finance Fees Paid	170,530	12,981	(191,310)
Non-cash related items
Accretion of interest and debt issuance costs	206,849	230,392	869,567	959,058	445,762
Loss On Debt Modification			138,908
Benefit from below market interest rate	0	(117,482)
Foreign exchange and other	(71,915)	(86,499)	5,543	(148,816)	(46,652)
Ending Balance	$ 13,126,175	$ 13,461,034	$ 13,215,601	$ 14,102,718	$ 13,973,055